RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Schedule of directors remuneration

	For the years ended
	December 31, 2024	December 31, 2023
	$	$
Key management compensation
Employee benefit expenses	2,189	2,212
Share-based payments	1,839	1,377
Board fees	897	880